Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax (Benefit) Expense

Total income tax expense (benefit) for the years ended December 31 is as follows:

	2014	2013	2012
Income tax (benefit) expense attributable to operations:
Current tax expense (benefit)	$4,774	2,495	17,206
Deferred tax (benefit) expense	(7,907)	1,930	(13,885)

Total income tax (benefit) expense attributable to operations	(3,133)	4,425	3,321
Income tax effect on equity:
Attributable to unrealized gains (losses) for the year	3,397	(12,760)	5,152

Total income tax effect on equity	$264	(8,335)	8,473

Income Tax (Benefit) Expense Computed at the Statutory Rate

Income tax (benefit) expense computed at the statutory rate of 35% varies from income tax (benefit) expense reported on the Statements of Operations for the respective years ended December 31 as follows:

	2014	2013	2012
Income tax (benefit) expense computed at the statutory rate	$(1,504)	5,916	4,349
Dividends-received deductions and tax-exempt interest	(1,447)	(1,603)	(1,035)
Other	(182)	112	7

Income tax (benefit) expense as reported	$(3,133)	4,425	3,321

Significant Components of Net Deferred Tax Asset (Liability)

Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability), which is included in other assets on the Balance Sheets, at December 31 are as follows:

	2014	2013
Deferred tax assets:
Future benefit reserves	$70,323	27,266
Expense accruals	132	162
Other-than-temporarily impaired assets	—	84
Investment income	—	23,577

Total deferred tax assets	70,455	51,089

Deferred tax liabilities:
Deferred acquisition costs	(36,324)	(31,506)
Due and deferred premium	(6)	(16)
Net unrealized gains on investments	(14,497)	(10,702)
Investment income	(6,253)	—

Total deferred tax liabilities	(57,080)	(42,224)

Net deferred tax assets	$13,375	8,865